Stock-Based Compensation	6 Months Ended
Jul. 03, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
4.	Stock-Based Compensation
The Company has two share-based, shareholder approved employee compensation plans, the KnowFat 2004 Stock Option Plan (the 2004 Plan) and the UFood 2007 Equity Incentive Plan (the 2007 Plan, and together with the 2004 Plan, the Equity Plans), which are described below.
The Company estimates the fair value of stock options using a Black Scholes option pricing model. Key inputs used to estimate the fair value of stock options include the exercise price of the award, the expected option term, the expected volatility of the Company’s stock over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield.
The 2004 Plan
Under the terms of the 2004 Plan, the Company was authorized to grant incentive stock options (ISO’s), non-qualified stock options and restricted stock for up to 32,757 shares of common stock in the aggregate, to employees, officers, directors, consultants and agents of the Company. The Company believes that such awards align the interests of its employees with those of its shareholders. In general, stock option awards under the 2004 Plan are granted with an exercise price equal to the fair value of the Company’s stock at the date of grant, vest over a three-year period and expire ten years from the date of grant. As a result of the Merger, no awards will be made under the 2004 Plan after December 18, 2007.
The 2007 Plan
There were no awards under the 2007 Plan prior to December 18, 2007. Awards of ISO’s, non-qualified stock options, stock appreciation rights, restricted stock units, restricted stock or performance units may be made under the 2007 Plan of up to a maximum of 9,000,000 shares of Common Stock to employees, directors, consultants and agents of the Company. The Company believes awards under the 2007 Plan align the interests of its employees with those of its shareholders. On April 1st, 2010 the Company’s Board of Directors approved the grant of 2,070,000 options to purchase shares of the Company’s common stock to Officers and employees, fully vested at grant. At July 3, 2011, there were 5,711,849 stock options outstanding under the 2007 Plan. At July 3, 2011, options to purchase 5,711,849 shares of Common Stock were exercisable at a weighted average exercise price of $0.19.
Activity under the 2007 Plan for the six months ended July 3, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at January 2, 2011	5,884,990	$0.19	7.9	$200,500
Granted	—	—	—
Exercised	—	—	—
Forfeited	(173,141)	—	—

Outstanding at July 3, 2011	5,711,849	$0.19	7.4	$—

Exercisable at July 3, 2011	5,711,849	$0.19	7.4	$—

At July 3, 2011 there were 3,288,151 options available for grant under the 2007 Plan. The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.15 as of July 3, 2011 which would have been received by the options holders had all option holders exercise their options as of that date.
Other Equity Awards
On April 1st, 2010 the Company’s Board of Directors approved the grant of non-qualified stock options to purchase 600,000 shares of the Company’s common stock with an exercise price of $0.19 and a vesting schedule of equal amounts over the next four months to Mr. Richard Fisher. This grant was pursuant to the terms of his consulting agreement with the Company. As a result of this grant the Company recognized an expense of $39,853.
Also on June 12, 2010, the Board of Directors approved the grant of 10,000 Series “B” Preferred Shares to Summit Trading Limited according to its service agreement to provide investor relations and public relations services to the Company. These preferred shares were fully vested at the execution of the agreement. The face value of the preferred shares is $100 per share and the conversion price to common stock is $0.23. Pursuant to Section 3 of the Agreement, the Company terminated the agreement on December 8, 2010 which such cancelation reduced the number of preferred shares to be issued by one-half to 5,000 shares. As a result of this grant, General and Administrative expenses recorded an expense of $500,000 of stock-based compensation expense.
On June 30th, 2010 the Company’s Board of Directors awarded to its vendors, executives, Board of Directors and employees, non-qualified stock options to purchase 7,703,673 shares of the Company’s common stock with an exercise price of $0.19. The vesting schedule varies from one year through three years. As a result of this grant, the Company will recognize an expense in the total amount of $1,519,255 over the vesting period. At July 3, 2011 there was $634,827 of total unrecognized compensation cost related to non-vested options granted outside of any Plan. This cost will be recognized over approximately 27 months.
On November 17, 2010 the Company’s Board of Directors awarded to Jeffrey Bonasia, a marketing consultant, non-qualified stock options to purchase 250,000 shares of the Company’s common stock with an exercise price of $0.27. The vesting schedule is over a five month period pursuant to his consulting agreement with the Company. The Company will recognize an expense in the total amount of $55,631 over the vesting period.
On April 27, 2011 the Company’s Board of Directors awarded the following grants:

		Number of	Exercise
Name	Type	Shares	Price	Termination	Vesting Schedule

Charles Yelen	Warrant	10,000	$0.16	5 years from the date of grant	All shares vest upon date of grant

Charles Yelen	Warrant	10,000 to be granted upon the opening of each of three stores	Market closing price at grant	5 years from the date of grant	All shares vest upon date of grant

Charles Yelen	Warrant	2,000 to be granted upon the opening of each of store after the third store	Market closing price at grant	5 years from the date of grant	All shares vest upon date of grant

		Number of	Exercise
Name	Type	Shares	Price	Termination	Vesting Schedule

Jeffrey Bonasia	Non-Qualified stock options	500,000	$0.16	5 years from the date of grant	Equal monthly amounts for 24 months following the date of the grant.

Health Corp	Shares of common stock	20,000	None	None	None

MK3	Non-qualified stock options	69,625	$0.16	10 years from the date of grant	All shares vest upon date of the grant

John Howell	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

Raymund c. King	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant

Paul W. Essex	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

William A. Chatfield	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

William J. Blalock	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

Mark R. Milliken	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.

Stacey Bell	Non-qualified stock options	25,000	$0.16	5 years from the date of grant	Equal monthly amounts for 12 months following the date of the grant.
Activity of Non-Qualified Stock Options outside of any plan from January 2, 2011 through July 3, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value

Outstanding at January 2, 2011	8,728,673	$0.19	9.2	$245,993
Granted	744,625	0.16	—
Forfeited	(174,000)	0.19	—

Outstanding at July 3, 2011	9,299,298	$0.19	7.7	$-0-

Exercisable at July 3, 2011	6,090,509	$0.19	7.7	$-0-